Inventories (Details) - Schedule of Inventories - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Inventories (Details) - Schedule of Inventories [Line Items]
Raw materials	R$ 61,260	R$ 142,668
Inventories	213,684	289,899
Soybean [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Agricultural products	72,003	54,793
Corn [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Agricultural products	38,025	60,970
Bean [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Agricultural products	5,560	8,773
Cotton [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Agricultural products	31,181	22,186
Other Harvests [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Agricultural products	2,118	509
Trainings costs [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Agricultural products	148,887	90,866
Fair value [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Agricultural products	R$ 3,537	R$ 56,365